Other non-current assets - Financial assets held at fair value through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of fair value remeasurement
Cancellation of fair value adjustment following disposal		€ 55
Net book value at December 31,	€ 6,000	1,754	€ 2,351
Financial assets
Reconciliation of fair value remeasurement
Costs at January 1	2,373	2,750
Additions of the year	4,736		2,750
Disposals of the year	(2,291)	(377)
Costs at December 31,	4,818	2,373	2,750
Net book value at December 31,	6,000	1,754	2,351
Financial assets | Level 1
Reconciliation of fair value remeasurement
Fair value adjustment at January 1	(619)	(399)
Cancellation of fair value adjustment following disposal	598	55
Fair value adjustment of the year	1,203	(275)	(399)
Fair value adjustment at December 31,	€ 1,182	€ (619)	€ (399)